INVENTORIES - Schedule of Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer accessories [Member] USD ($)	Dec. 31, 2012 Computer accessories [Member] CNY	Dec. 31, 2011 Computer accessories [Member] CNY	Dec. 31, 2012 Food products and related consumables [Member] USD ($)	Dec. 31, 2012 Food products and related consumables [Member] CNY	Dec. 31, 2011 Food products and related consumables [Member] CNY
Inventories [Line Items]
Inventory	$ 566	3,527	3,146	$ 214	1,332	1,475	$ 352	2,195	1,671